Fees and Expenses	Aug. 31, 2025
BNY Mellon Active Core Bond ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Active Core Bond ETF	Class M [1]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
[1]	It is currently contemplated that, effective on or about January 9, 2026, BNY Mellon Intermediate Bond Fund (Predecessor Fund), a series of BNY Mellon Funds Trust, will be reorganized into the fund (Reorganization). The fund will commence operations upon the completion of the Reorganization and will continue the operations of the Predecessor Fund. The "Annual Fund Operating Expenses" have been restated to reflect the fund's expected fees and expenses for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Active Core Bond ETF	Class M USD ($)
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	$ 505

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the Predecessor Fund's semi-annual period ended February 28, 2025 and fiscal year ended August 31, 2024, the Predecessor Fund's portfolio turnover rate was 44.79% (not annualized) and 39.92%, respectively, of the average value of its portfolio.

Portfolio Turnover, Rate	44.79%
BNY Mellon Core Plus ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Core Plus ETF	Class M
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Core Plus ETF	Class M USD ($)
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	$ 505

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the Predecessor Fund's semi-annual period ended February 28, 2025 and fiscal year ended August 31, 2024, the Predecessor Fund's portfolio turnover rate was 5.95% (not annualized) and 24.27%, respectively, of the average value of its portfolio.

Portfolio Turnover, Rate	5.95%
BNY Mellon Municipal Intermediate ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Municipal Intermediate ETF	Class M [1]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
[1]	It is currently contemplated that, effective on or about January 9, 2026, BNY Mellon National Intermediate Municipal Bond Fund (Predecessor Fund), a series of BNY Mellon Funds Trust, will be reorganized into the fund (Reorganization). The fund will commence operations upon the completion of the Reorganization and will continue the operations of the Predecessor Fund. The "Annual Fund Operating Expenses" have been restated to reflect the fund's expected fees and expenses for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Municipal Intermediate ETF	Class M USD ($)
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the Predecessor Fund's semi-annual period ended February 28, 2025 and fiscal year ended August 31, 2024, the Predecessor Fund's portfolio turnover rate was 29.30% (not annualized) and 66.66%, respectively, of the average value of its portfolio.

Portfolio Turnover, Rate	29.30%
BNY Mellon Municipal Opportunities ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Municipal Opportunities ETF	Class M	[1]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[2]
Expenses (as a percentage of Assets)	0.56%
[1]	It is currently contemplated that, effective on or about January 9, 2026, BNY Mellon Municipal Opportunities Fund (Predecessor Fund), a series of BNY Mellon Funds Trust, will be reorganized into the fund (Reorganization). The fund will commence operations upon the completion of the Reorganization and will continue the operations of the Predecessor Fund. The "Annual Fund Operating Expenses" have been restated to reflect the fund's expected fees and expenses for the current fiscal year.
[2]	Includes estimated interest expense for the current fiscal year in the amount of 0.06% in connection with inverse floater securities.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Municipal Opportunities ETF	Class M USD ($)
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	$ 701

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the Predecessor Fund's semi-annual period ended February 28, 2025 and fiscal year ended August 31, 2024, the Predecessor Fund's portfolio turnover rate was 14.37% (not annualized) and 63.45%, respectively, of the average value of its portfolio.

Portfolio Turnover, Rate	14.37%
BNY Mellon Municipal Short Duration ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Municipal Short Duration ETF	Class M [1]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
[1]	It is currently contemplated that, effective on or about January 9, 2026, BNY Mellon National Short-Term Municipal Bond Fund (Predecessor Fund), a series of BNY Mellon Funds Trust, will be reorganized into the fund (Reorganization). The fund will commence operations upon the completion of the Reorganization and will continue the operations of the Predecessor Fund. The "Annual Fund Operating Expenses" have been restated to reflect the fund's expected fees and expenses for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Municipal Short Duration ETF	Class M USD ($)
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the Predecessor Fund's semi-annual period ended February 28, 2025 and fiscal year ended August 31, 2024, the Predecessor Fund's portfolio turnover rate was 30.96% (not annualized) and 90.99%, respectively, of the average value of its portfolio.

Portfolio Turnover, Rate	30.96%